SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Property and Equipment, Net, by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 200	$ 253	$ 268
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	151	213	222
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 49	$ 40	$ 46